Stock Options (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Status of Plans

Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2016, 2015 and 2014:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2014	103,500	$20.97	82,000	$20.90
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(7,500)	16.40	(35,500)	21.95

Outstanding at December 31, 2014	96,000	$21.30	46,500	$22.06

Granted	—	—	—	—
Exercised	—	—	(1,500)	18.00
Expired	(9,000)	20.00	(22,000)	21.95

Outstanding at December 31, 2015	87,000	$21.35	23,000	$23.46

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(9,000)	23.70	(23,000)	23.46

Outstanding at December 31, 2016	78,000	$21.08	—	$—

Options exercisable at:
December 31, 2016	78,000	$21.08	—	$—

Weighted average fair value of Options granted during years ended
December 31, 2014		$—		$—
December 31, 2015		$—		$—
December 31, 2016		$—		$—

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	25,500	18.40	3 years, 5 months
$20.01 to $22.50	39,000	21.23	2 years, 1 month
$22.51 and above	13,500	25.72	3 years, 4 months

Total	78,000	$21.08	2 years, 9 months